Cash flow from operations (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Cash flow from operations
Earnings before interest and tax (EBIT)	R 17,747	R 31,705	R 24,239
Adjusted for
share of profits of equity accounted investments	(1,443)	(1,071)	(509)
equity-settled share-based payment	3,776	463	123
Depreciation and amortisation	16,425	16,204	16,367
Effect of remeasurement items	9,901	1,616	12,892
Movement in long-term provisions
income statement charge	(596)	228	2,687
utilisation	(729)	(969)	(1,754)
Movement in short-term provisions	25	(215)	(2,378)
Movement in post-retirement benefits	(561)	356	402
Translation effects	(121)	(11)	581
Write-down of inventories to net realisable value	234	470	344
Movement in financial assets and liabilities	2,415	(3,120)	698
Movement in other receivables and payables	(244)	50	157
Other non-cash movements	(191)	530	(876)
Cash flow from operations	R 46,638	R 46,236	R 52,973